Fair Value Investments	12 Months Ended
Sep. 30, 2025
EBP 002
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value Investments	Fair Value of Investments
GAAP defines fair value, establishes a framework for measuring fair value, and requires certain disclosures about fair value measurements.  Fair value is the price that would be received for an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.  The three levels for categorizing assets and liabilities under GAAP's fair value measurement requirements are as follows:

Level 1: Quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity has the ability to access at the measurement date.

Level 2: Significant observable inputs other than quoted prices included within Level 1, such as quoted prices for similar (as opposed to identical) assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs other than quoted prices that are observable or can be corroborated by observable market data.

Level 3: Significant unobservable inputs that reflect a company's own assumptions about the assumptions that market participants would use in pricing an asset or liability based on the best information available in the circumstances.

The fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.  Valuation techniques used need to maximize the use of observable inputs and minimize the use of unobservable inputs.

The following table presents assets measured at fair value on a recurring basis as of September 30, 2025 and 2024:

	Fair Value
2025	Level 1	Level 2	Level 3	Total
Mutual funds	$26,730,520	$—	$—	$26,730,520
Bancorp common stock	13,048,156	—	—	13,048,156
Total	$39,778,676	$—	$—	$39,778,676

2024
Mutual funds	$23,156,535	$—	$—	$23,156,535
Bancorp common stock	11,903,104	—	—	11,903,104
Total	$35,059,639	$—	$—	$35,059,639

The Plan's policy is to recognize transfers between levels at the end of the reporting period. For the years ended September 30, 2025 and 2024, there were no transfers between levels.